LONG-TERM LOANS (Tables)	12 Months Ended
Jun. 30, 2019
LONG-TERM LOANS
Schedule Of Debt Instruments

		June 30,
		2018	2019

MYR denominated loan	(i)	1,016	947
SGD denominated loan	(ii)	177	346
Convertible Bond	(iii)	19,866	19,995
		$21,059	$21,288

Less: Current portion		(350)	(20,310)

		$20,709	$978

Schedule of principal and interest payments for all outstanding long-term loans

Scheduled principal and interest payments for all outstanding long-term loans as of June 30, 2019 are as follows:

Year ending June 30,
2020	$20,455
2021	320
2022	266
2023	180
2024 and onwards	259
$21,480